SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total convertible notes	$ 500,000	$ 9,585,111	$ 771,738
Less discounts	(25,654)	(33,034)	(213,081)
Total convertible notes, net of discount	474,346	9,552,077	558,657
Less current portion	(474,346)	(9,552,077)	(558,657)
Total convertible notes, net of discount - long term
1800 Diagonal Convertible Note #5 [Member]
Short-Term Debt [Line Items]
Total convertible notes		55,000
1800 Diagonal Convertible Note #6 [Member]
Short-Term Debt [Line Items]
Total convertible notes		68,511
1800 Diagonal convertible note #7 [Member]
Short-Term Debt [Line Items]
Total convertible notes		61,600
Mast Hill Convertible Note [Member]
Short-Term Debt [Line Items]
Total convertible notes	250,000	250,000	250,000
Blue Lake Convertible Note [Member]
Short-Term Debt [Line Items]
Total convertible notes	250,000	250,000	250,000
International Real Estate Development [Member]
Short-Term Debt [Line Items]
Total convertible notes		8,900,000
1800 Diagonal Convertible Note #1 [Member]
Short-Term Debt [Line Items]
Total convertible notes			85,000
1800 Diagonal Convertible Note #2 [Member]
Short-Term Debt [Line Items]
Total convertible notes			64,250
1800 Diagonal Convertible Note #3 [Member]
Short-Term Debt [Line Items]
Total convertible notes			$ 122,488